Prospectus Supplement July 1, 2018

For the following funds with prospectuses dated August 1, 2017 –

June 1, 2018 (each as supplemented to date):

AMCAP Fund®

American Balanced Fund®

American Funds Corporate Bond FundSM

American Funds Developing World Growth and Income FundSM

American Funds Emerging Markets Bond Fund®

American Funds Global Balanced FundSM

American Funds Inflation Linked Bond Fund®

American Funds Mortgage Fund®

American Funds Strategic Bond FundSM

American High-Income Trust®

American Mutual Fund®

The Bond Fund of America®

Capital Income Builder®

Capital World Bond Fund®

Capital World Growth and Income Fund®

EuroPacific Growth Fund®

Fundamental Investors®

The Growth Fund of America®

The Income Fund of America®

Intermediate Bond Fund of America®

International Growth and Income FundSM

The Investment Company of America®

The New Economy Fund®

New Perspective Fund®

New World Fund®

Short-Term Bond Fund of America®

SMALLCAP World Fund,® Inc.

U.S. Government Securities Fund®

1.	Effective July 2, 2018, the following is added to the section titled “The Capital SystemSM” in the “Management and organization” section of AMCAP Fund prospectus:

Aidan O’Connell, Partner, Capital Research Global Investors, serves as an equity portfolio manager for the fund. Aidan serves as Vice President of the fund and has 20 years of investment experience in total (14 years with Capital Research and Management Company or affiliate). He has 3 years of experience in managing the fund and 9 years of prior experience as an investment analyst for the fund.

2.	Effective July 2, 2018, the following is added to the section titled “The Capital SystemSM” in the “Management and organization” section of American Balanced Fund prospectus:

Paul Benjamin, Partner, Capital World Investors, serves as an equity portfolio manager for the fund. Paul serves as Senior Vice President of the fund and has 19 years of investment experience in total (13 years with Capital Research and Management Company or affiliate). He has 4 years of experience in managing the fund and 8 years of prior experience as an investment analyst for the fund.

3.	Effective July 2, 2018, the following is added to the section titled “The Capital SystemSM” in the “Management and organization” section of Capital World Growth and Income Fund prospectus:

Harold H. La no longer serves as an equity portfolio manager for the fund.

4.	Effective July 2, 2018, the following is added to the section titled “The Capital SystemSM” in the “Management and organization” section of The Growth Fund of America prospectus:

Anne-Marie Peterson, Partner, Capital World Investors, serves as an equity portfolio manager for the fund. Anne-Marie serves as Vice President of the fund and has 24 years of investment experience in total (13 years with Capital Research and Management Company or affiliate). She has 5 years of experience in managing the fund and 7 years of prior experience as an investment analyst for the fund.

5.	Effective July 2, 2018, the following is added to the section titled “The Capital SystemSM” in the “Management and organization” section of International Growth and Income Fund prospectus:

Carl M. Kawaja no longer serves as an equity portfolio manager for the fund.

Michael Cohen, Partner, Capital World Investors, and Leo Hee, Partner, Capital World Investors, serve as equity portfolio managers for the fund. Michael has 28 years of investment experience in total (18 years with Capital Research and Management Company or affiliate). He has less than 1 year of experience in managing the fund. Leo has 24 years of investment experience in total (14 years with Capital Research and Management Company or affiliate). He has 3 years of experience in managing the fund and 6 years of prior experience as an investment analyst for the fund.

6.	Effective July 2, 2018, the following is added to the section titled “The Capital SystemSM” in the “Management and organization” section of The Investment Company of America prospectus:

Bradley J. Vogt no longer serves as an equity portfolio manager for the fund.

Martin Romo, Partner, Capital Research Global Investors serves as an equity portfolio manager for the fund. Martin has 26 years of investment experience in total (25 years with Capital Research and Management Company or affiliate). He has less than 1 year of experience in managing the fund.

7.	Effective July 2, 2018, the following is added to the section titled “The Capital SystemSM” in the “Management and organization” section of New Perspective Fund prospectus:

Isabelle de Wismes no longer serves as an equity portfolio manager for the fund.

Andraz Razen, Partner, Capital World Investors serves as an equity portfolio manager for the fund. Andraz has 20 years of investment experience in total (14 years with Capital Research and Management Company or affiliate). He has 3 years of experience in managing the fund.

8.	Effective July 2, 2018, the following is added to the section titled “The Capital SystemSM” in the “Management and organization” section of SMALLCAP World Fund prospectus:

Lawrence Kymisis no longer serves as an equity portfolio manager for the fund.

9.	The third paragraph under the heading “Sales charge reductions and waivers” in the prospectus is amended in its entirety to read as follows:

Reducing your Class A initial sales charge Consistent with the policies described in this prospectus, you and your “immediate family” (your spouse — or equivalent, if recognized under local law — and your children under the age of 21 or ABLE accounts for disabled adult dependents) may combine all of your American Funds investments to reduce Class A sales charges. In addition, two or more retirement plans of an employer or an employer’s affiliates may combine all of their American Funds investments to reduce Class A sales charges. However, for this purpose, investments representing direct purchases of American Funds U.S. Government Money Market Fund are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

10. The first paragraph under the heading “Appendix – Sales charge waivers” in the prospectus is amended in its entirety to read as follows:

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. Please contact the applicable intermediary with any questions regarding how the intermediary applies the policies described below and to ensure that you understand what steps you must take to qualify for any available waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts. If you change intermediaries after you purchase fund shares, the policies and procedures of the new service provider (either your new intermediary or the fund’s transfer agent) will apply to your account.  Those policies may be more or less favorable than those offered by the intermediary through which you purchased your fund shares.  You should review any policy differences before changing intermediaries.

11. The following is added to the end of the “Appendix – Sales charge waivers” section of the prospectus:

Morgan Stanley Wealth Management

Morgan Stanley Wealth Management Class A share front-end sales charge waiver

Effective July 1, 2018, Morgan Stanley Wealth Management clients purchasing Class A shares of the fund through Morgan Stanley transactional brokerage accounts are entitled to a waiver of the front-end load in the following additional circumstances:

•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules.
•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.
•	Class C (level load) share positions that are no longer subject to a contingent deferred sales charge and are converted to a Class A share in the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.
•	Shares purchased from the proceeds of redemptions within the same fund family under a Rights of Reinstatement provision, provided the repurchase occurs within 90 days following the redemption, the redemption and purchase occur in the same account, and redeemed shares were subject to a front-end or deferred sales load.

Unless specifically described above, no other front-end load waivers are available to mutual fund purchases by Morgan Stanley Wealth Management clients.

Morgan Stanley Wealth Management Class R-4 share employer-sponsored retirement plan eligibility

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

Keep this supplement with your prospectus.

Lit. No. MFGEBS-286-0718P Printed in USA CGD/AFD/10039-S68460

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS SUPPLEMENT ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY
/s/	LAURIE D. NEAT
LAURIE D. NEAT
SECRETARY
/s/	MICHAEL W. STOCKTON
MICHAEL W. STOCKTON
SECRETARY